Loss Per Share (Details) - Schedule of Diluted Loss Per Share - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule of Diluted Loss Per Share [Abstract]
Loss attributable to Company’s owners (U.S. dollars in thousands)	$ 8,389	$ 7,885
The weighted average of the number of ordinary shares in issue (in thousands)	33,468	30,515
Basic and diluted loss per share	$ (0.25)	$ (0.26)